First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
October 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.8%
	Aerospace & Defense – 0.9%
12,026	General Dynamics Corp.	$1,579,375
	Air Freight & Logistics – 2.3%
19,305	CH Robinson Worldwide, Inc.	1,707,141
26,474	Expeditors International of Washington, Inc.	2,339,508
		4,046,649
	Banks – 1.2%
16,707	First Republic Bank	2,107,421
	Beverages – 1.7%
37,593	Coca-Cola (The) Co.	1,806,719
9,030	PepsiCo, Inc.	1,203,609
		3,010,328
	Biotechnology – 1.0%
19,612	AbbVie, Inc.	1,668,981
	Building Products – 1.0%
40,015	Johnson Controls International PLC	1,689,033
	Capital Markets – 0.7%
13,707	Intercontinental Exchange, Inc.	1,293,941
	Chemicals – 1.8%
12,351	International Flavors & Fragrances, Inc.	1,267,954
8,713	Linde PLC	1,919,822
		3,187,776
	Commercial Services & Supplies – 3.7%
45,485	Republic Services, Inc.	4,010,413
22,495	Waste Management, Inc.	2,427,435
		6,437,848
	Communications Equipment – 4.0%
131,495	Juniper Networks, Inc.	2,593,082
28,055	Motorola Solutions, Inc.	4,434,373
		7,027,455
	Diversified Financial Services – 1.3%
10,985	Berkshire Hathaway, Inc., Class B (a)	2,217,871
	Diversified Telecommunication Services – 4.7%
151,035	AT&T, Inc.	4,080,966
72,063	Verizon Communications, Inc.	4,106,870
		8,187,836
	Electric Utilities – 2.9%
35,555	Alliant Energy Corp.	1,965,481
Shares	Description	Value

	Electric Utilities (Continued)
53,756	Southern (The) Co.	$3,088,282
		5,053,763
	Electronic Equipment, Instruments & Components – 2.7%
41,540	Amphenol Corp., Class A	4,687,374
	Food & Staples Retailing – 4.4%
12,746	Costco Wholesale Corp.	4,558,225
24,986	Kroger (The) Co.	804,799
16,088	Walmart, Inc.	2,232,210
		7,595,234
	Food Products – 6.1%
14,718	Archer-Daniels-Midland Co.	680,560
24,466	Conagra Brands, Inc.	858,512
44,181	General Mills, Inc.	2,611,981
88,205	Hormel Foods Corp.	4,294,701
39,349	Mondelez International, Inc., Class A	2,090,219
		10,535,973
	Gas Utilities – 1.5%
28,621	Atmos Energy Corp.	2,623,687
	Health Care Equipment & Supplies – 2.0%
15,328	Danaher Corp.	3,518,389
	Health Care Providers & Services – 1.1%
33,337	CVS Health Corp.	1,869,872
	Health Care Technology – 0.9%
21,888	Cerner Corp.	1,534,130
	Hotels, Restaurants & Leisure – 1.0%
8,204	McDonald’s Corp.	1,747,452
	Household Durables – 0.9%
15,873	Garmin Ltd.	1,651,109
	Household Products – 4.6%
25,471	Church & Dwight Co., Inc.	2,251,382
4,832	Clorox (The) Co.	1,001,432
18,046	Colgate-Palmolive Co.	1,423,649
6,145	Kimberly-Clark Corp.	814,765
18,423	Procter & Gamble (The) Co.	2,525,793
		8,017,021
	Insurance – 7.4%
27,620	Allstate (The) Corp.	2,451,275
13,364	Aon PLC, Class A	2,459,110
16,936	Arthur J. Gallagher & Co.	1,756,433
6,305	Everest Re Group Ltd.	1,242,589

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
12,973	Marsh & McLennan Cos., Inc.	$1,342,187
39,665	Progressive (The) Corp.	3,645,213
		12,896,807
	Internet & Direct Marketing Retail – 1.6%
425	Amazon.com, Inc. (a)	1,290,364
30,069	eBay, Inc.	1,432,186
		2,722,550
	IT Services – 4.8%
33,370	Broadridge Financial Solutions, Inc.	4,591,712
20,722	Visa, Inc., Class A	3,765,395
		8,357,107
	Life Sciences Tools & Services – 1.1%
18,622	Agilent Technologies, Inc.	1,901,120
	Machinery – 3.6%
20,209	Dover Corp.	2,237,339
10,595	IDEX Corp.	1,805,282
25,282	PACCAR, Inc.	2,158,577
		6,201,198
	Media – 1.3%
52,295	Comcast Corp., Class A	2,208,941
	Multiline Retail – 1.2%
10,013	Dollar General Corp.	2,089,813
	Multi-Utilities – 1.0%
21,209	Ameren Corp.	1,720,474
	Personal Products – 0.4%
3,272	Estee Lauder (The) Cos., Inc., Class A	718,727
	Pharmaceuticals – 6.9%
63,868	Bristol-Myers Squibb Co.	3,733,085
29,445	Johnson & Johnson	4,037,204
26,845	Merck & Co., Inc.	2,019,012
62,099	Pfizer, Inc.	2,203,272
		11,992,573
	Road & Rail – 1.2%
17,863	JB Hunt Transport Services, Inc.	2,174,642
	Software – 5.1%
200,393	NortonLifeLock, Inc.	4,122,084
12,596	Tyler Technologies, Inc. (a)	4,841,650
		8,963,734
	Specialty Retail – 4.3%
9,399	Advance Auto Parts, Inc.	1,384,285
2,871	AutoZone, Inc. (a)	3,241,302
4,913	Home Depot (The), Inc.	1,310,346
Shares	Description	Value

	Specialty Retail (Continued)
3,732	O’Reilly Automotive, Inc. (a)	$1,629,391
		7,565,324
	Tobacco – 1.4%
33,452	Philip Morris International, Inc.	2,375,761
	Water Utilities – 1.1%
12,160	American Water Works Co., Inc.	1,830,202
	Total Common Stocks	165,007,491
	(Cost $157,760,387)
REAL ESTATE INVESTMENT TRUSTS – 4.8%
	Equity Real Estate Investment Trusts – 4.8%
65,750	Duke Realty Corp.	2,497,842
72,203	Iron Mountain, Inc.	1,881,610
18,411	Mid-America Apartment Communities, Inc.	2,147,275
7,698	Public Storage	1,763,381
	Total Real Estate Investment Trusts	8,290,108
	(Cost $7,863,115)
	Total Investments – 99.6%	173,297,599
	(Cost $165,623,502) (b)
	Net Other Assets and Liabilities – 0.4%	699,553
	Net Assets – 100.0%	$173,997,152

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,272,232 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,598,135. The net unrealized appreciation was $7,674,097.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 10/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 165,007,491	$ 165,007,491	$ —	$ —
Real Estate Investment Trusts*	8,290,108	8,290,108	—	—
Total Investments	$ 173,297,599	$ 173,297,599	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
October 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.8%
	Australia – 2.8%
41,903	AGL Energy Ltd. (b)	$367,260
877,450	AusNet Services (b)	1,233,503
222,564	Telstra Corp., Ltd. (b)	419,130
15,633	Woolworths Group Ltd. (b)	420,532
		2,440,425
	Belgium – 0.7%
7,053	Groupe Bruxelles Lambert S.A. (b)	578,404
	Denmark – 1.7%
12,034	Novo Nordisk A.S., Class B (b)	767,356
24,102	Tryg A.S. (b)	668,897
		1,436,253
	France – 8.3%
4,258	Air Liquide S.A. (b)	622,683
12,830	Cie Generale des Etablissements Michelin SCA (b)	1,385,653
10,790	Danone S.A. (b)	598,470
1,021	Hermes International (b)	950,654
1,687	L’Oreal S.A. (b)	545,214
5,159	Pernod Ricard S.A. (b)	831,128
11,803	Sanofi (b)	1,065,733
3,477	SEB S.A. (b)	565,059
30,535	Vivendi S.A. (b)	881,347
		7,445,941
	Germany – 7.5%
9,969	Beiersdorf AG (b)	1,043,848
14,140	Deutsche Post AG (b)	626,939
42,957	Deutsche Telekom AG (b)	652,892
104,263	E.ON SE (b)	1,085,813
8,420	Fresenius Medical Care AG & Co., KGaA (b)	642,969
5,694	LEG Immobilien AG (b)	769,561
4,120	Symrise AG (b)	508,039
273,069	Telefonica Deutschland Holding AG (b)	688,754
10,433	Vonovia SE (b)	666,288
		6,685,103
	Hong Kong – 9.7%
300,667	BOC Hong Kong Holdings Ltd. (b)	835,099
171,630	CLP Holdings, Ltd. (b)	1,581,493
249,805	Henderson Land Development Co., Ltd. (b)	882,332
545,350	Hong Kong & China Gas Co., Ltd. (b)	786,833
159,452	MTR Corp., Ltd. (b)	790,127
2,256,963	PCCW Ltd. (b)	1,357,870
267,824	Power Assets Holdings Ltd. (b)	1,379,212
82,765	Sun Hung Kai Properties Ltd. (b)	1,065,336
		8,678,302
Shares	Description	Value

	Ireland – 0.8%
5,910	Kerry Group PLC, Class A (b)	$707,439
	Italy – 1.1%
54,575	Poste Italiane S.p.A. (b) (c) (d)	445,533
85,526	Terna Rete Elettrica Nazionale S.p.A (b)	577,453
		1,022,986
	Japan – 27.3%
13,400	Aeon Co., Ltd. (b)	342,346
16,500	Bridgestone Corp. (b)	537,818
10,600	Calbee, Inc. (b)	325,172
40,600	Chubu Electric Power Co., Inc. (b)	454,794
79,000	Chugoku Electric Power (The) Co., Inc. (b)	992,546
3,200	Daikin Industries Ltd. (b)	598,827
79,000	Daiwa Securities Group, Inc. (b)	320,094
157,400	ENEOS Holdings, Inc. (b)	531,113
29,300	Idemitsu Kosan Co., Ltd. (b)	592,562
20,500	ITOCHU Corp. (b)	492,380
6,700	Itochu Techno-Solutions Corp. (b)	227,314
54,900	Japan Post Bank Co., Ltd. (b)	437,868
87,700	Japan Tobacco, Inc. (b)	1,651,143
32,400	Kansai Electric Power (The) Co., Inc. (b)	294,852
14,100	Kansai Paint Co. Ltd. (b)	363,528
3,900	Kao Corp. (b)	277,675
1,200	Keyence Corp. (b)	544,587
9,700	Kyocera Corp. (b)	534,203
37,200	Kyushu Electric Power Co., Inc. (b)	311,864
22,500	McDonald’s Holdings Co., Japan Ltd. (b)	1,066,981
9,800	MEIJI Holdings Co., Ltd. (b)	710,005
41,600	Mitsubishi Corp. (b)	928,153
35,000	Mitsubishi Electric Corp. (b)	450,761
18,700	Mitsui & Co., Ltd. (b)	292,907
26,100	Mizuho Financial Group, Inc. (b)	321,344
27,100	MS&AD Insurance Group Holdings, Inc. (b)	741,598
5,500	Murata Manufacturing Co., Ltd. (b)	385,708
35,500	Nagoya Railroad Co., Ltd. (b)	946,261
1,100	Nintendo Co., Ltd. (b)	594,758
17,900	Nippon Telegraph & Telephone Corp. (b)	376,542
72,800	Nomura Holdings, Inc. (b)	326,030
19,400	Nomura Real Estate Holdings, Inc. (b)	338,849
16,300	NTT DOCOMO, Inc. (b)	606,934
15,900	Ono Pharmaceutical Co., Ltd. (b)	453,551
3,200	Rinnai Corp. (b)	315,317
6,800	Secom Co., Ltd. (b)	574,457
50,800	Sega Sammy Holdings, Inc. (b)	636,604

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
155,100	Seven Bank Ltd. (b)	$355,946
74,200	Shizuoka Bank (The), Ltd. (b)	499,051
67,100	Softbank Corp. (b)	780,874
3,200	Sony Corp. (b)	266,773
17,100	Sumitomo Mitsui Financial Group, Inc. (b)	473,360
4,500	Takeda Pharmaceutical Co., Ltd. (b)	139,062
19,700	Teijin Ltd. (b)	301,764
35,300	Tohoku Electric Power Co., Inc. (b)	311,455
7,600	Toyota Motor Corp. (b)	498,917
7,800	Unicharm Corp. (b)	360,913
36,100	USS Co., Ltd. (b)	660,290
		24,545,851
	Netherlands – 6.7%
2,632	Ferrari N.V. (b)	469,527
10,823	Heineken N.V. (b)	958,026
40,593	Koninklijke Ahold Delhaize N.V. (b)	1,112,889
5,500	Koninklijke DSM N.V. (b)	879,601
13,310	Koninklijke Vopak N.V. (b)	691,274
16,656	Unilever N.V. (b)	938,961
10,682	Wolters Kluwer N.V. (b)	864,886
		5,915,164
	New Zealand – 0.9%
273,028	Spark New Zealand Ltd. (b)	810,256
	Singapore – 9.9%
539,300	CapitaLand Ltd. (b)	1,014,848
220,100	City Developments Ltd. (b)	1,022,116
81,300	DBS Group Holdings Ltd. (b)	1,211,033
266,000	Oversea-Chinese Banking Corp., Ltd. (b)	1,640,621
973,600	Singapore Telecommunications Ltd. (b)	1,447,279
113,300	United Overseas Bank Ltd. (b)	1,574,241
227,700	UOL Group Ltd. (b)	1,037,901
		8,948,039
	Spain – 2.0%
21,540	Enagas S.A. (b)	464,914
66,008	Iberdrola S.A. (b)	779,395
32,278	Red Electrica Corp. S.A. (b)	568,560
		1,812,869
	Sweden – 2.9%
17,889	Essity AB, Class B (b)	517,767
12,482	ICA Gruppen AB (b)	590,878
7,816	Investor AB, Class B (b)	468,483
33,754	Tele2 AB, Class B (b)	398,363
161,681	Telia Co., AB (b)	618,616
		2,594,107
Shares	Description	Value

	Switzerland – 9.9%
8,495	Banque Cantonale Vaudoise (b)	$823,168
1,245	Geberit AG (b)	708,616
3,770	Kuehne + Nagel International AG (b)	753,484
14,651	Nestle S.A. (b)	1,647,914
20,180	Novartis AG (b)	1,572,478
1,462	Roche Holding AG (b)	469,786
5,492	Schindler Holding AG (b)	1,406,860
3,087	Swisscom AG (b)	1,570,052
		8,952,358
	United Kingdom – 5.6%
20,386	Admiral Group PLC (b)	726,228
8,781	Croda International PLC (b)	686,315
36,607	GlaxoSmithKline PLC (b)	611,282
262,519	J Sainsbury PLC (b)	685,234
7,176	Reckitt Benckiser Group PLC (b)	632,123
219,560	Tesco PLC (b)	584,369
10,075	Unilever PLC (b)	574,163
311,699	Wm Morrison Supermarkets PLC (b)	657,958
		5,157,672
	Total Common Stocks	87,731,169
	(Cost $88,674,636)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.6%
	Hong Kong – 0.7%
87,214	Link REIT (b)	665,605
	Singapore – 0.9%
379,600	Ascendas Real Estate Investment Trust (b)	801,002
	Total Real Estate Investment Trusts	1,466,607
	(Cost $1,695,366)
	Total Investments – 99.4%	89,197,776
	(Cost $90,370,002) (e)
	Net Other Assets and Liabilities – 0.6%	566,134
	Net Assets – 100.0%	$89,763,910

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At October 31, 2020, securities noted as such are valued at $89,197,776 or 99.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,664,353 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,836,579. The net unrealized depreciation was $1,172,226.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 10/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 87,731,169	$ —	$ 87,731,169	$ —
Real Estate Investment Trusts*	1,466,607	—	1,466,607	—
Total Investments	$ 89,197,776	$—	$ 89,197,776	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Japanese Yen	27.5%
Euro	27.1
Singapore Dollar	10.9
Hong Kong Dollar	10.5
Swiss Franc	10.1
British Pound Sterling	5.8
Swedish Krona	2.9
Australian Dollar	2.7
Danish Krone	1.6
New Zealand Dollar	0.9
Total	100.0%

Sector Allocation	% of Total Investments
Consumer Staples	18.7%
Financials	14.0
Communication Services	12.6
Utilities	12.5
Industrials	10.6
Real Estate	9.3
Consumer Discretionary	8.2
Health Care	6.4
Materials	3.8
Energy	2.0
Information Technology	1.9
Total	100.0%

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments
October 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 89.7%
	Aerospace & Defense – 0.6%
7,335	Park Aerospace Corp.	$77,678
	Air Freight & Logistics – 1.3%
1,557	Forward Air Corp.	98,044
1,558	Hub Group, Inc., Class A (a)	78,103
		176,147
	Auto Components – 0.9%
4,449	Gentex Corp.	123,104
	Banks – 5.7%
3,335	Allegiance Bancshares, Inc.	94,380
1,300	City Holding Co.	78,559
1,659	Commerce Bancshares, Inc.	103,273
4,529	CVB Financial Corp.	79,258
2,908	National Bank Holdings Corp., Class A	87,676
2,805	NBT Bancorp, Inc.	76,801
5,831	Old National Bancorp	81,517
3,369	Southside Bancshares, Inc.	90,828
1,523	Westamerica BanCorp	79,760
		772,052
	Beverages – 0.8%
1,343	National Beverage Corp. (a)	105,143
	Biotechnology – 0.8%
826	United Therapeutics Corp. (a)	110,874
	Building Products – 0.6%
310	Lennox International, Inc.	84,215
	Capital Markets – 0.6%
265	FactSet Research Systems, Inc.	81,222
	Chemicals – 3.3%
1,117	Ashland Global Holdings, Inc.	77,933
839	Balchem Corp.	83,858
1,765	HB Fuller Co.	79,866
1,074	RPM International, Inc.	90,936
1,650	Sensient Technologies Corp.	107,959
		440,552
	Commercial Services & Supplies – 1.5%
753	MSA Safety, Inc.	99,336
963	Tetra Tech, Inc.	97,176
		196,512
	Containers & Packaging – 2.1%
872	AptarGroup, Inc.	99,486
2,976	Silgan Holdings, Inc.	102,523
1,668	Sonoco Products Co.	81,549
		283,558
	Distributors – 1.0%
368	Pool Corp.	128,737
Shares	Description	Value

	Diversified Consumer Services – 1.5%
1,116	Grand Canyon Education, Inc. (a)	$87,461
2,428	Service Corp. International	112,441
		199,902
	Diversified Telecommunication Services – 0.4%
1,079	Cogent Communications Holdings, Inc.	60,208
	Electric Utilities – 4.0%
1,691	ALLETE, Inc.	87,222
3,074	Hawaiian Electric Industries, Inc.	101,565
1,326	IDACORP, Inc.	116,330
3,660	OGE Energy Corp.	112,618
2,306	PNM Resources, Inc.	115,300
		533,035
	Electrical Equipment – 1.3%
1,580	Encore Wire Corp.	73,012
666	Hubbell, Inc.	96,909
		169,921
	Electronic Equipment, Instruments & Components – 3.3%
1,209	Arrow Electronics, Inc. (a)	94,169
2,340	Jabil, Inc.	77,548
3,222	Methode Electronics, Inc.	99,141
1,208	OSI Systems, Inc. (a)	93,209
659	SYNNEX Corp.	86,751
		450,818
	Food & Staples Retailing – 2.7%
1,999	BJ’s Wholesale Club Holdings, Inc. (a)	76,542
605	Casey’s General Stores, Inc.	101,985
1,738	PriceSmart, Inc.	119,922
3,324	Sprouts Farmers Market, Inc. (a)	63,322
		361,771
	Food Products – 6.3%
2,256	Cal-Maine Foods, Inc. (a)	86,518
5,179	Flowers Foods, Inc.	122,121
2,610	Hain Celestial Group (The), Inc. (a)	80,257
1,113	Ingredion, Inc.	78,900
1,095	John B Sanfilippo & Son, Inc.	79,672
562	Lancaster Colony Corp.	93,371
5,455	Pilgrim’s Pride Corp. (a)	91,317
1,317	Post Holdings, Inc. (a)	113,130
3,658	Tootsie Roll Industries, Inc.	109,301
		854,587

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities – 1.8%
2,157	National Fuel Gas Co.	$86,194
4,064	South Jersey Industries, Inc.	78,313
1,271	Southwest Gas Holdings, Inc.	83,530
		248,037
	Health Care Equipment & Supplies – 2.6%
1,468	Globus Medical, Inc., Class A (a)	76,512
874	Hill-Rom Holdings, Inc.	79,595
411	Masimo Corp. (a)	91,990
365	Penumbra, Inc. (a)	95,276
		343,373
	Health Care Providers & Services – 1.8%
165	Chemed Corp.	78,923
1,259	Encompass Health Corp.	77,189
1,233	Magellan Health, Inc. (a)	89,109
		245,221
	Health Care Technology – 1.9%
3,788	HealthStream, Inc. (a)	69,321
2,852	HMS Holdings Corp. (a)	75,920
1,226	Omnicell, Inc. (a)	106,110
		251,351
	Household Products – 1.9%
1,970	Central Garden & Pet Co. (a)	76,751
1,771	Energizer Holdings, Inc.	69,689
456	WD-40 Co.	110,981
		257,421
	Industrial Conglomerates – 0.6%
687	Carlisle Cos., Inc.	85,099
	Insurance – 5.3%
181	Alleghany Corp.	98,994
2,402	Brown & Brown, Inc.	104,511
894	Hanover Insurance Group (The), Inc.	85,520
2,375	Horace Mann Educators Corp.	80,536
1,063	Kemper Corp.	65,545
620	RenaissanceRe Holdings Ltd.	100,266
918	RLI Corp.	79,591
1,331	Safety Insurance Group, Inc.	93,170
		708,133
	IT Services – 4.2%
414	CACI International, Inc., Class A (a)	86,332
2,293	CSG Systems International, Inc.	86,859
1,460	ExlService Holdings, Inc. (a)	110,580
1,580	MAXIMUS, Inc.	106,776
4,136	NIC, Inc.	92,729
Shares	Description	Value

	IT Services (Continued)
1,048	Science Applications International Corp.	$80,036
		563,312
	Leisure Products – 0.7%
1,386	Sturm Ruger & Co., Inc.	92,668
	Life Sciences Tools & Services – 1.7%
368	Bio-Techne Corp.	92,887
390	Charles River Laboratories International, Inc. (a)	88,803
2,417	Luminex Corp.	53,271
		234,961
	Machinery – 6.1%
2,003	Donaldson Co., Inc.	95,142
901	ESCO Technologies, Inc.	75,405
2,778	Federal Signal Corp.	79,673
1,582	Graco, Inc.	97,926
1,367	ITT, Inc.	82,717
1,029	Lincoln Electric Holdings, Inc.	104,773
996	Oshkosh Corp.	67,091
1,336	Tennant Co.	79,652
1,680	Toro (The) Co.	137,928
		820,307
	Media – 1.3%
2,591	John Wiley & Sons, Inc., Class A	80,217
2,200	TechTarget, Inc. (a)	96,360
		176,577
	Metals & Mining – 1.3%
1,479	Compass Minerals International, Inc.	89,302
812	Reliance Steel & Aluminum Co.	88,500
		177,802
	Multi-Utilities – 1.4%
1,586	Black Hills Corp.	89,863
1,924	NorthWestern Corp.	100,298
		190,161
	Paper & Forest Products – 1.2%
1,863	Neenah, Inc.	70,105
2,821	Schweitzer-Mauduit International, Inc.	93,657
		163,762
	Pharmaceuticals – 1.9%
4,637	Amphastar Pharmaceuticals, Inc. (a)	90,839
5,888	Corcept Therapeutics, Inc. (a)	98,801
6,246	Innoviva, Inc. (a)	67,519
		257,159

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services – 1.6%
1,063	Exponent, Inc.	$73,974
685	FTI Consulting, Inc. (a)	67,445
2,668	Korn Ferry	80,547
		221,966
	Real Estate Management & Development – 0.9%
1,046	Jones Lang LaSalle, Inc.	118,052
	Road & Rail – 2.6%
4,691	Heartland Express, Inc.	85,892
2,151	Knight-Swift Transportation Holdings, Inc.	81,717
802	Landstar System, Inc.	100,009
1,993	Werner Enterprises, Inc.	75,774
		343,392
	Semiconductors & Semiconductor Equipment – 0.6%
5,983	DSP Group, Inc. (a)	78,796
	Software – 4.3%
1,594	Bottomline Technologies DE, Inc. (a)	63,314
1,897	CommVault Systems, Inc. (a)	75,102
1,457	J2 Global, Inc. (a)	98,901
2,592	Progress Software Corp.	94,271
948	PTC, Inc. (a)	79,518
1,116	SPS Commerce, Inc. (a)	95,519
4,105	Teradata Corp. (a)	75,409
		582,034
	Specialty Retail – 0.7%
782	Murphy USA, Inc. (a)	95,631
	Thrifts & Mortgage Finance – 0.7%
9,224	Northwest Bancshares, Inc.	98,420
	Tobacco – 1.3%
2,060	Universal Corp.	82,091
9,452	Vector Group Ltd.	86,864
		168,955
	Trading Companies & Distributors – 1.3%
1,287	MSC Industrial Direct Co., Inc., Class A	89,653
388	Watsco, Inc.	86,966
		176,619
	Water Utilities – 1.3%
1,133	American States Water Co.	84,624
Shares	Description	Value

	Water Utilities (Continued)
2,343	Essential Utilities, Inc.	$96,531
		181,155
	Total Common Stocks	12,090,400
	(Cost $12,051,703)
REAL ESTATE INVESTMENT TRUSTS – 10.0%
	Equity Real Estate Investment Trusts – 10.0%
1,100	Camden Property Trust	101,464
766	CoreSite Realty Corp.	91,430
2,954	Cousins Properties, Inc.	75,268
3,495	Douglas Emmett, Inc.	82,482
3,520	Easterly Government Properties, Inc.	73,568
2,074	First Industrial Realty Trust, Inc.	82,566
3,670	Healthcare Realty Trust, Inc.	102,026
7,743	Independence Realty Trust, Inc.	94,077
5,480	Industrial Logistics Properties Trust	105,106
3,451	JBG SMITH Properties	80,581
2,018	Kilroy Realty Corp.	95,007
8,889	Lexington Realty Trust	88,268
936	Life Storage, Inc.	106,844
5,414	Physicians Realty Trust	91,280
4,376	Washington Real Estate Investment Trust	76,493
	Total Real Estate Investment Trusts	1,346,460
	(Cost $1,477,210)
	Total Investments – 99.7%	13,436,860
	(Cost $13,528,913) (b)
	Net Other Assets and Liabilities – 0.3%	42,398
	Net Assets – 100.0%	$13,479,258

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $681,406 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $773,459. The net unrealized depreciation was $92,053.

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 10/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,090,400	$ 12,090,400	$ —	$ —
Real Estate Investment Trusts*	1,346,460	1,346,460	—	—
Total Investments	$ 13,436,860	$ 13,436,860	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund III
October 31, 2020 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.